Note 28 - Subsequent Event (Details Textual) - iSTAR Wealth Management [Member] - Subsequent Event [Member] HKD in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2016 HKD
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
Sale of Stock, Consideration Received on Transaction	$ 2.9	HKD 22.5